Schedule 1 - Registrant's Condensed Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Registrant's Condensed Financial Statements
Equity in net income of subsidiary	$ 68	$ 90	$ 276	$ 230	$ 304	$ 379
Selling, general and administrative expenses	40,733	18,541	44,355	86,521	57,670	78,540
Interest expense	46,772	41,322	104,701	148,526	126,288	182,607
Income tax benefit	(4,949)	11,448	9,328	3,932	21,952	27,463
Net income	(7,663)	15,209	13,019	(1,913)	28,842	41,185
Other comprehensive income, net of tax				(624)
Comprehensive income	(7,560)	16,711	10,317	(2,537)	29,282	43,674
Parent Company
Registrant's Condensed Financial Statements
Equity in net income of subsidiary			13,019			48,459
Selling, general and administrative expenses						199
Interest expense						11,462
Income before income taxes			13,019			36,798
Income tax benefit						(4,387)
Net income			13,019			41,185
Other comprehensive income, net of tax			(2,702)			2,489
Comprehensive income			$ 10,317			$ 43,674